Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Balance Sheets Information (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 3,452,133	$ 2,319,453
Restricted cash	167,026	116,866
Accounts receivable, net	834,672	6,309,476
Contract costs	226,636	1,799,951
Advance to suppliers	121,099	36,478
Prepaid expenses and other current assets, net	1,302,341	1,323,636
Total current assets	6,103,907	11,927,216
Non-current assets:
Property and equipment, net	26,013	141,805
Intangible assets, net	2,639	114,442
Right of use assets	42,984	61,981
Prepaid expenses and other non-current assets		3,655,687
Total non-current assets	71,636	3,973,915
TOTAL ASSETS	6,175,543	15,901,131
Current liabilities:
Short-term borrowings	30,093,864	29,214,396
Accounts payable	40,612,026	39,197,211
Deferred revenue	2,043,884	2,842,878
Accrued expenses and other current liabilities	32,324,835	29,917,735
Lease liabilities, current	39,002	40,098
Total current liabilities	105,728,668	103,288,441
Non-current liabilities:
Accrued liabilities, non-current	8,829,889	8,469,103
Long-term borrowing	1,429,603	1,387,082
Lease liabilities, non-current	1,993	18,390
Total non-current liabilities	18,234,860	17,476,618
TOTAL LIABILITIES	123,963,528	120,765,059
Variable Interest Entities [Member]
Current assets:
Cash and cash equivalents	197,863	43,721
Restricted cash	162,889	116,838
Accounts receivable, net	219,433	5,097,619
Amounts due from related parties, current		21,356
Inventories
Contract costs	45	1,639,892
Advance to suppliers		36,478
Prepaid expenses and other current assets, net	279,903	343,376
Amount due from intercompany, current	3,950,551	3,537,843
Total current assets	4,810,684	10,837,122
Non-current assets:
Property and equipment, net	5,749	118,497
Intangible assets, net		111,420
Long-term investments		61,981
Right of use assets	11,281
Prepaid expenses and other non-current assets		3,655,687
Total non-current assets	17,030	3,947,585
TOTAL ASSETS	4,827,714	14,784,708
Current liabilities:
Short-term borrowings	30,093,864	29,214,396
Accounts payable	40,145,105	36,757,500
Amount due to related parties, current	72,150	70,004
Deferred revenue	1,344,584	2,363,266
Accrued expenses and other current liabilities	29,481,697	24,988,421
Lease liabilities, current	9,287	40,098
Amount due to intercompany, current	37,123,083	37,322,575
Total current liabilities	138,269,770	130,756,260
Non-current liabilities:
Amount due to a related party, non-current	7,973,375	7,602,043
Accrued liabilities, non-current	4,880,840	4,704,972
Long-term borrowing	1,429,603	1,387,082
Lease liabilities, non-current	1,993	18,390
Total non-current liabilities	14,285,811	13,712,487
TOTAL LIABILITIES	$ 152,555,581	$ 144,468,747